Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 3,450	$ 359,744